15. FAIR VALUE MEASUREMENTS (Details-Derivative liabilities) (USD $)	3 Months Ended		12 Months Ended		41 Months Ended	44 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Fair Value Disclosures [Abstract]
Beginning balance	$ 689,093	$ 529,785	$ 529,785	$ 237,395
Transfers in (out) at mark-market value on date of payoff or conversion	(284,042)		(348,464)	(331,717)
Transfers in upon initial fair value of derivative liability	139,765		1,290,328	798,826
Gain from change in fair value of derivative liability	(41,408)		(782,556)	(174,719)
Ending balance	516,610		689,093	529,785	689,093	516,610
Gain from change in fair value of derviative liabilities	$ 41,408	$ (1,110,140)	$ 782,556	$ 174,719	$ 1,046,516	$ 1,087,924